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                    NATIONS VARIABLE ANNUITY (SERIES II AND IIR)
                                 SEPARATE ACCOUNT TWO
                          HARTFORD LIFE INSURANCE COMPANY

                                 FILE NO. 333-69489



   SUPPLEMENT DATED DECEMBER 18, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002





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              SUPPLEMENT DATED DECEMBER 18, 2002 TO YOUR PROSPECTUS

Effective January 1, 2003, Banc of America Capital Management, LLC (BACAP) will replace Banc of America Advisors, LLC (BA Advisors) as the investment adviser for all portfolios of the Nations Separate Account Trust. In addition, BA Advisors is changing its name to BACAP Distributors, LLC (BACAP Distributors) and will replace Stephens, Inc. as the portfolio's distributor.

Therefore, effective January 1, 2003, the first two paragraphs under the Section "The Funds" in your prospectus are hereby deleted and replaced with the following:

Nations Asset Allocation Portfolio, Nations Capital Growth Portfolio, Nations High Yield Bond Portfolio, Nations International Value Portfolio, Nations Marsico 21st Century Portfolio, Nations Marsico Focused Equities Portfolio, Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, and Nations MidCap Growth Portfolio are distributed by BACAP Distributors, LLC (BACAP Distributors) and are portfolios of Nations Separate Account Trust, a Delaware business trust which is a registered open-end management investment company. Banc of America Capital Management, LLC (BACAP) serves as the investment adviser to these Funds.

Nations Marsico Growth Portfolio, Nations Marsico Focused Equities Portfolio, Nations Marsico 21st Century Portfolio, and Nations Marsico International Opportunities Portfolio are sub-advised by Marsico Capital Management, LLC. MacKay Shields LLC is investment sub-adviser to Nations High Yield Bond Portfolio. Brandes Investment Partners L.P. is investment sub-adviser to Nations International Value Portfolio.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.




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